Inventories (Details) - Schedule of inventories - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of inventories [Abstract]
Frozen fish and marine catches - warehouse	$ 24,318,276	$ 44,272,021
Frozen fish and marine catches - work in progress	22,098,951	20,702,914
Frozen fish and marine catches - in transit	34,446,272	18,761,950
Inventories, gross	80,863,499	83,736,885
Less: reserve for inventories	(25,893,526)	(16,125,749)
Total inventories	$ 54,969,973	$ 67,611,136